BORROWINGS	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
BORROWINGS	BORROWINGS
As of December 31, 2022 and 2021, the Company had secured borrowings with an outstanding balance of $139.6 million and $38.0 million, respectively, as well as a revolving credit facility with an outstanding balance of $15.0 million and $0.0 million, respectively. The Company was in compliance with all covenants.

Risk Retention Master Repurchase

In December 2021, RRRR Repo Funding Trust 2021-1 (the “2021 RR entity”), a consolidated VIE, entered into a master repurchase agreement (the “2021 RRRR Repurchase Agreement”) to finance the Company’s risk retention balance in notes retained from two securitization transactions. Under this agreement, the balance borrowed by the 2021 RR entity has an interest rate of 3.618% per annum (as may be adjusted in accordance with the 2021 RRRR Repurchase Agreement) and is repaid using cash proceeds received by the 2021 RR entity as part of monthly cash distributions from the two securitization notes and amounts on deposit in a reserve account. As of December 31, 2022 and 2021, the outstanding principal balance under the 2021 RRRR Financing Agreement $25.6 million and $38.0 million, respectively.

In February and May 2022, Pagaya Structured Products LLC (the “PSP”), a wholly-owned subsidiary, entered into master repurchase agreements (the “Master Agreements”) to finance the Company’s risk retention balance in certain notes and certificates retained from securitization transactions. As of December 31, 2022, the outstanding principal balance under the Master Agreements was $99.0 million.

Receivables Facility

In October 2022, Pagaya Receivables LLC, a wholly-owned subsidiary, entered into a Loan and Security Agreement (the “LSA Agreement”) with certain lenders, which provides for a 3-year loan facility (the “Receivables Facility”) in a maximum principal amount of $22 million to finance certain eligible receivables purchased from sponsored securitization transactions. Borrowings under the Receivables Facility bear interest at a rate per annum equal to the adjusted term Secured Overnight Financing Rate (subject to a 0.00% floor) plus a margin of 2.20%, and the balance is repaid using cash proceeds received from the receivables. As of December 31, 2022, the outstanding principal balance under the Receivables Facility was $15.0 million.

Revolving Credit Facility
In September 2022, the Company entered into a Senior Secured Revolving Credit Agreement (the “Credit Agreement”) with certain lenders. The Credit Agreement provides for a 3-year senior secured revolving credit facility (the “Revolving Credit
Facility”) in an initial principal amount of $167.5 million, which includes a sub-limit for letters of credit in an initial aggregate principal amount of $50.0 million, of which up to the U.S. dollar equivalent of $20.0 million may be issued in new Israeli shekels.

The Revolving Credit Facility replaced the 2021 Credit Facility (as defined below). Proceeds of borrowings under the Revolving Credit Facility may be used to finance the Company’s ongoing working capital needs, permitted acquisitions or for general corporate purposes of the Company and its subsidiaries.

Borrowings under the Revolving Credit Facility bear interest at a rate per annum equal to either (i) a base rate (determined based on the prime rate and subject to a 1.00% floor) plus a margin of 1.75% or (ii) an adjusted term Secured Overnight Financing Rate (subject to a 0.00% floor) plus a margin of 2.75%. A commitment fee accrues on any unused portion of the commitments under the Revolving Credit Facility at a rate per annum of 0.25% and is payable quarterly in arrears. The Company may voluntarily prepay borrowings under the Revolving Credit Facility at any time and from time to time without premium or penalty, subject only to the payment of customary “breakage” costs. No amortization payments are required to be made in respect of borrowings under the Revolving Credit Facility.

As of December 31, 2022, the outstanding principal balance under the Revolving Credit Facility was $15.0 million.

Termination of 2021 Credit Facility

In connection with entering into the Credit Agreement, the Company repaid all outstanding obligations with respect to, and terminated the commitments under, that certain Credit Agreement, dated as of December 23, 2021 (as amended among the Company and certain lenders (the “2021 Credit Facility”)).
As of December 31, 2021, no borrowings was made under the 2021 Credit Facility.